UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 5.5%
AGL Energy, Ltd.	19,720	$257,787
Amcor, Ltd.	86,114	818,386
APA Group	9,919	53,497
Australia and New Zealand Banking Group, Ltd.	10,697	285,799
BHP Billiton, Ltd.	2,241	70,064
Coca-Cola Amatil, Ltd.	14,713	169,818
Commonwealth Bank of Australia	9,434	628,828
Computershare, Ltd.	6,596	57,991
Crown, Ltd.	5,308	61,028
CSL, Ltd.	5,507	326,808
Federation Centres	22,983	48,368
GPT Group	20,014	65,806
Harvey Norman Holdings, Ltd.	44,634	106,615
James Hardie Industries PLC CDI	5,348	44,423
National Australia Bank, Ltd.	10,650	298,838
Orica, Ltd.	15,853	257,563
Origin Energy, Ltd.	22,838	245,094
Rio Tinto, Ltd.	5,375	277,975
Tabcorp Holdings, Ltd.	17,246	50,656
Tatts Group, Ltd.	20,688	59,303
Telstra Corp., Ltd.	142,874	640,175
Transurban Group	63,537	386,981
Wesfarmers, Ltd.	1,487	54,197
Westpac Banking Corp.	10,973	304,399
Woodside Petroleum, Ltd.	4,035	136,253
Woolworths, Ltd.	9,368	280,539

		$5,987,191

Austria — 1.0%
Immofinanz AG(1)	18,470	$75,645
OMV AG	14,433	638,497
Raiffeisen Bank International AG	5,737	174,114
Verbund AG	5,540	109,151
Vienna Insurance Group	893	46,116
Voestalpine AG	2,321	89,042

		$1,132,565

Belgium — 3.5%
Anheuser-Busch InBev NV	13,982	$1,344,527
Belgacom SA	13,840	338,760
Colruyt SA	7,459	425,349
Groupe Bruxelles Lambert SA	7,005	568,546
Mobistar SA	3,317	47,304
Solvay SA	2,273	308,115
Telenet Group Holding NV	4,146	200,526
UCB SA	5,498	316,579
Umicore SA	5,226	235,253

		$3,784,959

Denmark — 4.0%
A.P. Moller-Maersk A/S, Class A	21	$155,306
A.P. Moller-Maersk A/S, Class B	30	235,250
Carlsberg A/S, Class B	712	70,574

Security	Shares	Value
Coloplast A/S, Class B	14,477	$845,702
Danske Bank A/S(1)	3,080	56,694
DSV A/S	13,873	363,565
Novo Nordisk A/S, Class B	8,373	1,420,613
Novozymes A/S, Class B	18,246	625,416
TDC A/S	14,081	123,247
Tryg A/S	2,912	263,946
William Demant Holding A/S(1)	1,810	159,404

		$4,319,717

Finland — 2.7%
Elisa Oyj	13,791	$296,962
Fortum Oyj	8,270	163,577
Kesko Oyj, Class B	2,175	68,406
Kone Oyj, Class B	11,111	827,527
Metso Oyj	1,267	44,637
Nokia Oyj (1)	63,604	251,454
Nokian Renkaat Oyj	1,317	58,493
Orion Oyj, Class B	7,962	194,899
Pohjola Bank PLC, Class A	4,737	82,047
Sampo Oyj	12,347	540,755
Stora Enso Oyj	18,840	139,767
Wartsila Oyj	6,606	299,473

		$2,967,997

France — 6.5%
ADP	2,966	$306,450
Air Liquide SA	8,165	1,083,916
Alcatel-Lucent(1)	51,381	129,691
Carrefour SA	5,846	179,106
Christian Dior SA	516	91,437
Compagnie Generale des Etablissements Michelin, Class B	289	28,980
Dassault Systemes SA	3,888	511,100
EDF SA	2,363	69,267
Essilor International SA	3,907	437,260
Eutelsat Communications SA	7,473	208,865
GDF Suez	14,024	294,144
Iliad SA	316	74,554
Imerys SA	879	58,117
Kering SA	430	98,614
L’Oreal SA	1,941	325,373
Lagardere SCA	1,362	43,157
LVMH Moet Hennessy Louis Vuitton SA	5,415	985,689
Neopost SA	618	44,396
Pernod-Ricard SA	5,008	597,538
Safran SA	4,673	274,419
Sanofi	4,274	447,418
Societe BIC SA	1,535	170,509
Sodexo	2,236	204,211
Suez Environnement Co. SA	3,678	52,184
Total SA	5,116	272,623
Unibail-Rodamco SE	268	65,115

		$7,054,133

Germany — 6.6%
Adidas AG	2,106	$234,745
Bayerische Motoren Werke AG	6,733	659,018
Beiersdorf AG	4,742	438,512
Continental AG	655	103,142
Deutsche Lufthansa AG(1)	6,591	132,082
Deutsche Post AG	13,649	381,681
Deutsche Telekom AG	13,301	161,740

Security	Shares	Value
Fraport AG	937	$60,660
Fresenius Medical Care AG & Co. KGaA	705	44,517
Hannover Rueckversicherung AG	1,152	85,562
Henkel AG & Co. KGaA	7,652	634,124
Linde AG	8,483	1,634,103
Osram Licht AG(1)	507	19,763
Porsche Automobil Holding SE, PFC Shares	819	69,440
SAP AG	21,504	1,575,628
Siemens AG	5,077	557,613
United Internet AG	11,282	368,510

		$7,160,840

Greece — 0.1%
OPAP SA	15,114	$135,642

		$135,642

Hong Kong — 4.7%
ASM Pacific Technology, Ltd.	5,100	$55,384
Bank of East Asia, Ltd.	62,800	235,412
BOC Hong Kong (Holdings), Ltd.	116,500	365,490
Cathay Pacific Airways, Ltd.	120,000	222,171
Cheung Kong Infrastructure Holdings, Ltd.	43,000	296,881
CLP Holdings, Ltd.	47,000	389,627
Hang Lung Group, Ltd.	8,000	41,235
Hang Seng Bank, Ltd.	54,700	835,949
Hong Kong & China Gas Co., Ltd.	252,340	645,833
Hopewell Holdings, Ltd.	51,500	163,188
Link REIT (The)	147,500	720,227
MTR Corp., Ltd.	75,000	278,855
PCCW, Ltd.	129,000	58,375
Power Assets Holdings, Ltd.	69,500	623,945
Wing Hang Bank, Ltd.	15,000	138,979

		$5,071,551

Ireland — 1.3%
CRH PLC	17,461	$366,942
Elan Corp. PLC(1)	13,802	211,065
Kerry Group PLC, Class A	13,626	837,193

		$1,415,200

Israel — 2.2%
Bank Hapoalim B.M.	48,324	$231,084
Bank Leumi Le-Israel B.M.(1)	89,574	300,525
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	233,215
Delek Group, Ltd.	342	96,040
Elbit Systems, Ltd.	1,744	76,942
Israel Chemicals, Ltd.	10,350	82,533
Israel Corp., Ltd.(1)	213	99,856
Israel Discount Bank, Ltd., Series A(1)	36,415	61,973
Mellanox Technologies, Ltd.(1)	1,386	62,510
Mizrahi Tefahot Bank, Ltd.(1)	15,499	165,277
NICE Systems, Ltd.	6,472	250,502
Teva Pharmaceutical Industries, Ltd. ADR	19,736	783,519

		$2,443,976

Italy — 4.1%
Atlantia SpA	14,359	$273,364
Autogrill SpA(1)	7,979	121,875
Enel Green Power SpA	133,159	296,401
Enel SpA	33,088	110,720
ENI SpA	74,373	1,642,686
Finmeccanica SpA(1)	10,656	55,749

Security	Shares	Value
Luxottica Group SpA	11,854	$628,023
Snam Rete Gas SpA	128,366	606,665
Telecom Italia SpA, PFC Shares	124,288	65,494
Tenaris SA	5,930	132,301
Terna Rete Elettrica Nazionale SpA	113,704	507,867

		$4,441,145

Japan — 11.8%
ABC-Mart, Inc.	2,400	$108,235
Air Water, Inc.	4,000	58,603
All Nippon Airways Co., Ltd.	123,000	253,284
Bank of Kyoto, Ltd. (The)	17,000	135,751
Bank of Yokohama, Ltd. (The)	63,000	345,284
Benesse Holdings, Inc.	3,000	103,456
Bridgestone Corp.	1,000	35,407
Canon, Inc.	1,500	46,266
Chiba Bank, Ltd. (The)	34,000	235,229
Chugai Pharmaceutical Co., Ltd.	13,200	261,731
Chugoku Bank, Ltd. (The)	19,000	246,705
Daihatsu Motor Co., Ltd.	15,000	329,706
Dainippon Sumitomo Pharma Co., Ltd.	1,200	15,916
Electric Power Development Co., Ltd.	1,800	59,535
Gunma Bank, Ltd. (The)	39,000	220,480
Hachijuni Bank, Ltd. (The)	30,000	176,006
Hamamatsu Photonics K.K.	7,900	274,280
Hiroshima Bank, Ltd. (The)	36,000	149,640
Hoya Corp.	2,400	51,724
Isetan Mitsukoshi Holdings, Ltd.	5,100	70,335
ITOCHU Techno-Solutions Corp.	1,600	63,399
Iyo Bank, Ltd. (The)	18,000	171,697
Japan Airlines Co., Ltd.	5,500	291,672
Japan Real Estate Investment Corp.	9	94,906
Joyo Bank, Ltd. (The)	12,000	64,550
Kamigumi Co., Ltd.	19,000	157,486
Kansai Paint Co., Ltd.	18,000	233,211
Keikyu Corp.	8,000	66,748
Keio Corp.	34,000	239,227
Keyence Corp.	2,300	749,935
Kintetsu Corp.	24,000	103,045
Kyowa Hakko Kirin Co., Ltd.	17,000	169,437
Lawson, Inc.	700	54,854
McDonald’s Holdings Co. (Japan), Ltd.	7,500	208,173
Miraca Holdings, Inc.	1,300	62,691
Mitsubishi Logistics Corp.	4,000	58,272
Mitsubishi Tanabe Pharma Corp.	9,700	130,666
Mizuho Financial Group, Inc.	34,800	72,378
NGK Spark Plug Co., Ltd.	9,000	178,544
Nippon Telegraph & Telephone Corp.	900	45,405
Nishi-Nippon City Bank, Ltd. (The)	47,000	121,135
Nitori Holdings Co., Ltd.	2,200	187,695
NTT DoCoMo, Inc.	702	1,069,201
Odakyu Electric Railway Co., Ltd.	34,000	322,753
Ono Pharmaceutical Co., Ltd.	5,300	339,691
Oracle Corp. Japan	2,800	109,071
Oriental Land Co., Ltd.	2,400	390,516
Osaka Gas Co., Ltd.	15,000	63,489
Rakuten, Inc.	39,900	537,950
Rinnai Corp.	3,100	226,973
Sankyo Co., Ltd.	1,400	61,822
Santen Pharmaceutical Co., Ltd.	4,700	204,761
Seven Bank, Ltd.	23,200	85,833
Shimamura Co., Ltd.	2,100	240,764

Security	Shares	Value
Shizuoka Bank, Ltd. (The)	42,000	$454,198
Sumitomo Rubber Industries, Ltd.	1,500	24,961
Suruga Bank, Ltd.	14,000	248,458
Suzuken Co., Ltd.	5,000	156,277
Sysmex Corp.	1,700	109,632
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	68,116
Toho Gas Co., Ltd.	33,000	164,890
Tokyo Gas Co., Ltd.	22,000	120,931
TonenGeneral Sekiyu K.K.	29,000	280,453
Tsumura & Co.	1,700	48,424
Unicharm Corp.	5,900	314,091
USS Co., Ltd.	1,940	231,772
Yahoo! Japan Corp.	63	33,481
Yakult Honsha Co., Ltd.	1,500	69,880
Yamato Holdings Co., Ltd.	3,200	70,153
Yokogawa Electric Corp.	5,100	65,964

		$12,817,204

Luxembourg — 0.0%(2)
SES SA	950	$27,962

		$27,962

Netherlands — 5.0%
Akzo Nobel NV	9,706	$591,734
ASML Holding NV	15,529	1,398,847
European Aeronautic Defence and Space Co. NV	6,800	407,217
Gemalto NV	562	58,857
Heineken Holding NV	3,202	200,859
Heineken NV	7,054	495,485
Koninklijke Ahold NV	48,859	804,944
Koninklijke DSM NV	10,172	714,879
Koninklijke Vopak NV	5,152	296,775
QIAGEN NV(1)	13,623	279,891
Reed Elsevier NV	11,930	228,546

		$5,478,034

New Zealand — 0.6%
Auckland International Airport, Ltd.	100,898	$253,540
Contact Energy, Ltd.	23,324	99,982
Fletcher Building, Ltd.	23,996	155,735
SKYCITY Entertainment Group, Ltd.	17,644	58,992
Telecom Corporation of New Zealand, Ltd.	52,744	94,861

		$663,110

Norway — 2.7%
Aker Solutions ASA	14,269	$215,031
Gjensidige Forsikring ASA	6,519	100,894
Norsk Hydro ASA	70,453	299,496
Orkla ASA	20,563	158,809
Seadrill, Ltd.	8,024	342,996
Statoil ASA	35,612	773,017
Telenor ASA	42,114	932,686
Yara International ASA	1,858	83,382

		$2,906,311

Portugal — 0.6%
EDP-Energias de Portugal SA	87,007	$309,318
Galp Energia SGPS SA, Class B	7,743	123,680
Jeronimo Martins SGPS SA	9,657	190,795
Portugal Telecom SGPS SA	20,164	76,933

		$700,726

Security	Shares	Value
Singapore — 4.6%
Ascendas Real Estate Investment Trust	144,000	$260,277
ComfortDelGro Corp., Ltd.	45,000	70,831
DBS Group Holdings, Ltd.	94,300	1,237,491
Oversea-Chinese Banking Corp., Ltd.	102,000	846,819
Singapore Airlines, Ltd.	37,000	294,165
Singapore Press Holdings, Ltd.	116,000	400,408
Singapore Technologies Engineering, Ltd.	52,000	175,110
Singapore Telecommunications, Ltd.	209,000	645,379
StarHub, Ltd.	59,000	204,219
United Overseas Bank, Ltd.	33,000	556,682
UOL Group, Ltd.	51,000	280,123

		$4,971,504

Spain — 4.9%
Abertis Infraestructuras SA	14,497	$269,194
Acerinox SA	12,749	130,675
ACS Actividades de Construccion y Servicios SA	5,068	145,933
Amadeus IT Holding SA, Class A	12,461	428,563
CaixaBank SA	50,803	187,390
Distribuidora Internacional de Alimentacion SA	10,918	90,349
Enagas	17,193	424,862
Ferrovial SA	28,385	484,248
Grifols SA	6,311	266,540
Iberdrola SA	26,296	145,513
Indra Sistemas SA	7,412	100,454
Industria de Diseno Textil SA	7,272	970,700
International Consolidated Airlines Group SA(1)	17,117	75,925
Red Electrica Corp. SA	5,529	308,311
Repsol SA	16,922	405,571
Telefonica SA(1)	43,216	617,651
Zardoya Otis SA	16,076	234,229

		$5,286,108

Sweden — 5.2%
Atlas Copco AB, Class A	1,766	$46,067
Atlas Copco AB, Class B	1,799	42,143
Boliden AB	4,765	67,283
Elekta AB, Class B	7,444	127,475
Getinge AB, Class B	3,273	121,037
Hennes & Mauritz AB, Class B	17,167	641,557
Holmen AB, Class B	6,671	193,560
Investor AB, Class B	14,100	423,354
Lundin Petroleum AB(1)	2,108	46,294
Millicom International Cellular SA SDR	2,789	223,336
Nordea Bank AB	68,825	872,393
Scania AB, Class B	5,767	120,316
Skandinaviska Enskilda Banken AB, Class A	42,163	465,412
Skanska AB, Class B	17,255	325,589
SKF AB, Class B	2,244	62,283
Svenska Cellulosa AB, Class B	5,146	136,126
Swedbank AB, Class A	17,314	417,359
Tele2 AB, Class B	17,326	222,087
Telefonaktiebolaget LM Ericsson, Class B	11,670	137,943
TeliaSonera AB	135,801	982,225

		$5,673,839

Switzerland — 7.2%
Actelion, Ltd.(1)	5,582	$370,961
Adecco SA	5,678	361,004
Baloise Holding AG	1,801	195,524
Coca-Cola HBC AG(1)	8,092	209,752

Security	Shares	Value
Geberit AG	236	$63,315
Givaudan SA(1)	157	218,520
Lonza Group AG(1)	774	59,574
Nestle SA	28,438	1,924,758
Novartis AG	13,636	980,248
Roche Holding AG PC	4,191	1,031,359
Schindler Holding AG	2,365	329,746
Sonova Holding AG(1)	2,191	241,810
Sulzer AG	795	118,815
Swatch Group, Ltd. (The), Bearer Shares	638	379,133
Swiss Reinsurance Co., Ltd.	7,899	629,803
Swisscom AG	1,047	468,052
Zurich Insurance Group AG(1)	830	223,576

		$7,805,950

United Kingdom — 14.0%
Aberdeen Asset Management PLC	14,295	$83,668
Associated British Foods PLC	7,299	215,925
AstraZeneca PLC	21,712	1,101,357
BAE Systems PLC	12,401	84,100
Barclays PLC	113,451	495,666
BHP Billiton PLC	13,281	380,161
BP PLC	105,443	728,487
Bunzl PLC	2,862	61,434
Burberry Group PLC	18,459	430,292
Centrica PLC	149,088	886,356
Compass Group PLC	23,593	322,560
Croda International PLC	1,406	53,700
Diageo PLC	25,653	803,935
Experian PLC	7,587	142,264
GlaxoSmithKline PLC	7,574	193,770
Kingfisher PLC	10,578	63,997
Marks & Spencer Group PLC	23,568	172,337
National Grid PLC	20,279	242,361
Next PLC	9,933	753,915
Prudential PLC	4,045	71,838
Randgold Resources, Ltd.	1,696	124,955
Reed Elsevier PLC	11,369	147,158
Resolution, Ltd.	13,759	67,710
Rexam PLC	36,491	272,960
Rolls-Royce Holdings PLC (1)	21,194	377,870
Rolls-Royce Holdings PLC, PFC Shares (1)	2,522,086	3,837
Royal Dutch Shell PLC, Class A	71,358	2,434,818
Sage Group PLC (The)	75,838	404,254
Schroders PLC	1,488	55,414
Serco Group PLC	28,822	275,609
Severn Trent PLC	1,894	51,012
Shire PLC	13,376	487,976
SSE PLC	2,331	55,803
Subsea 7 SA	10,099	192,064
Tesco PLC	91,836	513,357
Tullow Oil PLC	22,304	352,820
Unilever PLC	14,064	571,117
United Utilities Group PLC	4,978	54,599
Vodafone Group PLC	256,506	768,254
Whitbread PLC	5,656	278,171
WM Morrison Supermarkets PLC	116,780	514,007

		$15,291,888

Total Common Stocks (identified cost $93,106,861)		$107,537,552

Rights — 0.0%(2)

Security	Shares	Value
Spain — 0.0%(2)
CaixaBank SA, Exp. 8/19/13(1)	50,803	$3,582

Total Rights (identified cost $3,370)		$3,582

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$427	$426,500

Total Short-Term Investments (identified cost $426,500)		$426,500

Total Investments — 99.2% (identified cost $93,536,731)		$107,967,634

Other Assets, Less Liabilities — 0.8%		$888,091

Net Assets — 100.0%		$108,855,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $347.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.3%	$39,588,893
British Pound Sterling	14.0	15,309,576
Japanese Yen	11.8	12,817,204
Swiss Franc	7.0	7,596,198
Australian Dollar	5.5	5,987,191
Swedish Krona	5.2	5,673,839
Hong Kong Dollar	4.7	5,071,551
Singapore Dollar	4.6	4,971,504
Danish Krone	4.0	4,319,717
Norwegian Krone	2.9	3,098,375
Israeli Shekel	1.5	1,660,457
United States Dollar	1.1	1,210,019
New Zealand Dollar	0.6	663,110

Total Investments	99.2%	$107,967,634

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.6%	$16,983,954
Consumer Staples	11.7	12,694,299
Health Care	11.6	12,642,540
Industrials	11.0	11,970,384
Consumer Discretionary	11.0	11,961,496
Materials	8.4	9,144,909
Energy	8.3	9,058,725
Telecommunication Services	7.7	8,390,115
Utilities	6.9	7,464,508
Information Technology	6.6	7,230,204
Short-Term Investments	0.4	426,500

Total Investments	99.2%	$107,967,634

The Portfolio did not have any financial instruments outstanding at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$93,983,048

Gross unrealized appreciation	$16,224,664
Gross unrealized depreciation	(2,240,078)

Net unrealized appreciation	$13,984,586

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$29,510,560		$—	$29,510,560
Developed Europe	90,337	75,492,679		—	75,583,016
Developed Middle East	783,519	1,660,457		—	2,443,976
Total Common Stocks	$873,856	$106,663,696	*	$—	$107,537,552
Rights	$3,582	$—		$—	$3,582
Short-Term Investments	$—	$426,500		$—	$426,500
Total Investments	$877,438	$107,090,196		$—	$107,967,634

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013